Acquisitions (Details) $ in Thousands	Aug. 22, 2017 USD ($) product category	Aug. 16, 2017 USD ($)	May 26, 2016 USD ($)	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Oct. 25, 2015 USD ($)
Acquisitions
Goodwill				$ 2,119,813	$ 1,834,497	$ 1,699,484
Ceratti
Acquisitions
Purchase price	$ 103,500
Number of categories | category	15
Ceratti | Minimum
Acquisitions
Number of products | product	70
Fontanini
Acquisitions
Purchase price		$ 427,900
Present value of the cash flow benefits as a result of tax amortization of the stepped-up basis of assets		$ 90,000
Justin's
Acquisitions
Purchase price			$ 280,900
Present value of the cash flow benefits as a result of tax amortization of the stepped-up basis of assets			70,000
Goodwill			186,400
Intangible assets			$ 89,900